Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2022
Trade Accounts Receivable, Net [Abstract]
Trade Accounts Receivable, net

10. Trade Accounts Receivable, net

As of December 31, this account comprises:

	Total		Current		Non-current
In thousands of soles	2021	2022	2021	2022	2021	2022

Receivables - net (a)	773,575	894,571	269,427	366,007	504,148	528,564
Contract assets – Subsidiaries (b)	453,610	584,217	453,610	584,217	-	-
Contract assets – Concessions (c)	290,753	323,663	111,595	128,358	179,158	195,305
	1,517,938	1,802,451	834,632	1,078,582	683,306	723,869

As of December 31, 2021 and 2022, trade accounts receivable are denominated in local and foreign currency, have current maturities, do not accrue interest and do not have specific guarantees. The fair value of current accounts receivable is similar to carrying amount since its average collection period is less than sixty (60) days.

As of December 31, the balance of accounts receivable corresponds to:

In thousands of soles	2021	2022
Tren Urbano de Lima S.A.	773,657	818,354
Cumbra Peru S.A.	567,807	647,113
Viva Negocio Inmobiliario S.A.C. (i)	9,958	150,285
Unna Energia S.A.	67,662	80,245
Cumbra Ingenieria S.A.	43,695	53,205
Red Vial 5 S.A.	22,458	24,072
Carretera Andina del Sur S.A.C.	12,686	13,035
Unna Transporte S.A.C.	14,439	9,852
Carretera Sierra Piura S.A.C.	4,489	3,439
Concesionaria La Chira S.A.	1,003	2,290
Others	84	561
	1,517,938	1,802,451

The balances of trade accounts receivable described above are mainly related to the economic activity detailed in Note 6.

(i)	As of December 31, 2022, invoices receivable mainly correspond to the sale of a land to SEDAPAL by Inmobiliaria Almonte 2 S.A.C. (located in the district of Lurin, province of Lima, with an area of 209.59 hectares) for S/ 140 million, which will be paid in seven (7) installments, being the last one in August 2023. As of December 31, 2021, invoices receivable correspond mainly to the sale of land of Inmobiliaria Almonte S.A. for S/ 1.7 million, sale of apartments mainly in the projects Los Parques de Comas for S/ 1.9 million, in the project Los Parques de Huancayo for S/ 1.2 million and in the project Los Parques de Carabayllo 3 for S/ 3.9 million, rents in the projects Tiendas Linea 1 and Centro Comercial Agustino Plaza for S/ 1 million and S/ 0.8 million corresponding to the sale of other apartments.

(a)	Invoices receivables are recognized net of impairment for S/44.7 million and discounted at current value for S/ 0.7 millions. (S/44.4 million for impairment and S/ 0.9 million at current value as of December 31, 2021).

As of December 31, 2021 and 2022 the Management performed the assessment of credit risk exposure on trade receivables.

Maturity as of 31 of December, 2021 and 2022 is detailed below:

In thousands of soles	2021	2022
Current	683,921	853,531
Past due up to 30 days	41,222	29,078
Past due from 31 days up to 90 days	11,668	2,049
Past due from 91 days up to 120 days	15,814	1,437
Past due from 121 days up to 360 days	7,070	4,100
Past due over 360 days	13,880	4,376
	773,575	894,571

As of December 31, 2022, the amount of due debts over three hundred and sixty (360) days mainly includes invoices receivable from subsidiaries: Cumbra Peru S.A. for S/ 3.4 million and Cumbra Ingenieria S.A. for S/ 0.9 million (Cumbra Peru S.A. for S/ 9.5 million, Unna Transporte S.A.C. for S/ 2.7 million, and Cumbra Ingenieria S.A. for S/ 1.6 million as of December 31, 2021).

(b)	The Contract Assets by the subsidiaries correspond to documents related to the estimates for services provided that were not invoiced, valuations under preparation or approval pending. These rights are recognized net of impairment for S/3.8 million and discounted at current value for S/ 2.8 million (S/ 5.2 million for impairment and S/ 5.9 million at current value as of December 31, 2021). The following is a breakdown by subsidiary:

In thousands of soles	2021	2022
Cumbra Peru S.A.	414,415	533,389
Cumbra Ingenieria S.A.	24,177	38,922
Unna Transporte S.A.C.	10,291	6,192
Unna Energia S.A.	4,718	5,617
Others	9	97
	453,610	584,217

Find below the Contract Assets corresponding to subsidiaries grouped by main projects:

In thousands of soles	2021	2022
Infrastructure
Operation and maintenance of roads	9,192	5,440
Others	1,099	752
	10,291	6,192
Energy	4,718	5,617

Engineering and Construction
Cumbra Peru S.A. - Jorge Chavez Airport (*)	25,401	167,360
Vial y Vives - DSD S.A. - Engineering and Construction Works	207,406	151,690
Cumbra Peru S.A. - Talara Refinery	62,617	77,448
Morelco S.A.S. - Engineering and Construction Works	6,430	58,075
Cumbra Peru S.A. - Concentrator Plant and tunnel of Quellaveco	96,972	54,996
Cumbra Ingenieria S.A. - Mina Gold Fields La Cima S.A. Project	3,872	22,455
Cumbra Peru S.A. - Toquepala Concentrator Maintenance Project	-	11,213
Cumbra Peru S.A. - Rio Urubamba Consortium	-	7,417
Cumbra Peru S.A. - Quebrada Honda Test Plant Project	412	5,417
Cumbra Peru S.A. - Gasoducto Piura Project	13,347	2,320
Others	22,135	13,920
	438,592	572,311
Others	9	97
	453,610	584,217

(*)	The variation at the end of 2022 corresponds to the EPC LAP3 project, related to the increase of activities in the construction of the Jorge Chavez airport terminal (Consorcio Inti Punku).

(c)	The contract assets for concessions correspond to future collections to the Grantor according to the terms of the concession agreement as detailed below:

In thousands of soles	2021	2022
Tren Urbano de Lima S.A.	256,526	281,487
Red Vial 5 S.A.	16,451	24,072
Carretera Andina del Sur S.A.C.	12,667	12,796
Carretera Sierra Piura S.A.C.	4,489	3,018
Concesionaria La Chira S.A.	620	2,290
	290,753	323,663

(c.1)	The contract assets from Tren Urbano de Lima S.A. include: i) the quarterly remuneration to be received by the Concessionaire for the kilometers traveled (PKT) pending settlement by the Grantor; ii) account receivable from the Peruvian State in the long term, plus accrued interest according to the amortized cost method (Note 2.E).

(c.2)	The contract assets of Red Vial 5 S.A. corresponds to (i) a claim to the Ministry of Transportation and Communications (“MTC”) related to the application of Clause 9.9 Fare Guarantee of the Concession Agreement, by means of which the Grantor shall recognize and pay to Red Vial 5 S.A. the corresponding fair difference if a public entity does not let the Concessionaire collect the respective fare according to the agreement. The amount recorded amounting to S/ 13.3 million corresponds to current compensation value. On January 10, 2023, the arbitral request against the Peruvian Government was made before the Centro Internacional de Arreglo de Diferencia Relativas a Inversiones - CIADI (International Center to Deal with Investment Controversies) related to the payment of Fare Guarantee and others related to conservation and maintenance costs, (ii) provisions for supplementary works for S/ 8.7 million, and (iii) provisions receivable for engineering studies amounting to S/ 2.1 million.

The fair value of the financial assets related to concession agreements for disclosure purposes is estimated discounting future contractual cash flows with the long-term sovereign interest risk rate. This measurement is classified under level 2 hierarchy according with prior description:

	Carrying amount		Fair value
In thousands of soles	2021	2022	2021	2022
Tren Urbano de Lima S.A.	773,657	818,354	863,497	810,539

(d)	The movement of impairment of trade accounts receivable is as follows:

In thousands of soles	Note	2020	2021	2022
Balance at January, 1		(8,422)	(56,630)	(49,604)
Impairment, net	25 (iii)	(19,772)	(1,061)	(54,766)
Reversal of impairment		(33,874)	84	56
Write-off (*)		5,653	8,340	55,744
Exchange difference		(212)	(336)	32
Translation adjustments		(3)	(1)	54
Balance at December, 31		(56,630)	(49,604)	(48,484)

(*)	In 2022 corresponds mainly to write-offs generated in Cumbra Peru for S/ 55.7 million for the agreement with Tecnicas Reunidas in Talara S.A. (in 2021 Cumbra Peru for S/ 4.2 million, Tren Urbano de Lima S.A. for S/ 3.5 million, and others for S/ 0.6 million, in 2020 Cumbra Peru for S/5.7 million).

Management, after evaluating the balances receivable at the date of the consolidated financial statements, considers that, except for the accounts receivable provisioned, there are no accounts at risk of uncollectibility.

In the opinion of Corporate management, the expected credit loss allowance and allowance for trade receivables adequately cover the risk of uncollectibility as of December 31, 2021 and 2022.